Accounts receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable
Accounts receivable

11.	Accounts receivable

	Notes	December 31, 2022	December 31, 2021
Receivables from customer contracts
Related parties	31	211	109
Third parties
Iron Solutions		3,132	3,023
Energy Transition Materials		984	668
Other		35	162
Accounts receivable		4,362	3,962
Expected credit loss		(43)	(48)
Accounts receivable, net		4,319	3,914

No customer individually represented 10% or more of the Company’s accounts receivable or revenues in the periods presented above.

Provisionally priced commodities sales – The Company is mainly exposed to iron ore and copper price risk. The final sales price of these commodities is calculated based on the pricing period stipulated in the sales contracts, which generally is later than the revenue recognition date. Therefore, the Company initially recognizes revenue based on a provisional invoice and the receivables of the provisionally priced products are subsequently measured at fair value through profit or loss (note 20), with these changes in the value of the receivables recorded in the Company's sales revenue.

The sensitivity of the Company’s risk on final settlement of provisionally priced accounts receivables is presented below:

	Year ended December 31, 2022
	Thousand metric tons	Provisional price (US$/ton)	Change	Effect on Revenue (US$ million)
Iron ore	25,052	112	+/- 10%	+/- 281
Iron ore pellets	83	164	+/- 10%	+/- 2
Copper	79	10,236	+/- 10%	+/- 81

Accounting policy

Accounts receivable is the total amount due from sale of products and services rendered by the Company. Accounts receivable is recognized at fair value and subsequently measured at amortized cost using the effective interest method, except for component of provisionally priced commodities sales that are subsequently measured at fair value through profit or loss.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all accounts receivable. The Company has established a provision matrix that is based on historical credit loss experience, adjusted for forward-looking factors specific to the economic environment and by any financial guarantees related to these accounts receivables.